Note 10 - Capital Stock (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	34,704,515	29,789,992	24,244,050
Common Stock, Shares, Outstanding (in Shares)	34,704,515	29,789,992	24,244,050
Proceeds From Issuance Or Sale Of Equity Net Of Issuance Costs	CAD 2,468,474	CAD 3,368,674	CAD 1,254,178
Odidi Holdco [Member]
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	5,781,312	5,781,312	5,781,312
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	17.00%	19.00%	24.00%